SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)			1 Months Ended				12 Months Ended
	Dec. 15, 2020 Share	Oct. 05, 2020 Share	Dec. 16, 2021 Share	Feb. 24, 2021 Share	Sep. 22, 2020 Share	Mar. 16, 2020 Share	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Equity [abstract]
Outstanding at the beginning of year | Share							4,816,029	4,373,300
Granted | Share	290,729	40,000	391,510	100,000	40,000	80,000	491,510	450,729
Exercised | Share							(193,066)
Forfeited/Expired | Share							(21,190)	(8,000)
Outstanding at the end of year | Share							5,093,283	4,816,029
Weighted Average Exercise Price, beginning of year | $ / shares							$ 2.08	$ 1.96
Weighted Average Exercise Price, Granted | $ / shares							2.31	3.23
Weighted Average Exercise Price, Exercised | $ / shares							1.94
Weighted Average Exercise Price, Forfeited/Expired | $ / shares							2.37	2.18
Weighted Average Exercise Price, end of year | $ / shares							$ 2.11	$ 2.08